STOCK BASED COMPENSATION (Summary of Stock Option and Warrant Outstanding) (Details) - Non Qualified Stock Options And Warrants [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices (Lower Limit)	$ 0.57	$ 0.57	$ 0.63	$ 0.25
Exercise Prices (Upper Limit)	1.69	1.69	$ 1.69	$ 1.75
$0.57 - $1.69 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices (Lower Limit)	0.57	0.57
Exercise Prices (Upper Limit)	$ 1.69	$ 1.69
Number Outstanding Currently Exercisable	18,377,991	18,039,242
Weighted Average Remaining Contractual Life	3 years 9 months 11 days	4 years 3 months 19 days
Exercise Price	$ 0.90	$ 0.89